United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4018

(Investment Company Act File Number)

Federated High Yield Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/29/2012

Date of Reporting Period: Six months ended 08/31/11

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
August 31, 2011

Share Class	Ticker
SS*	FHYTX

*Effective September 30, 2011, the Fund's Institutional Service Shares will be redesignated as Service Shares.

Federated High Yield Trust

Portfolio of Investments Summary Table (unaudited)

At August 31, 2011, the Fund's index classification1 was as follows:

Index Classification	Percentage of Total Net Assets[2]
Technology	12.7%
Health Care	9.0%
Media Non-Cable	8.6%
Energy	6.3%
Financial Institutions	5.7%
Automotive	5.4%
Gaming	4.6%
Industrial	4.5%
Food & Beverage	4.1%
Consumer Products	4.0%
Utilities	4.0%
Retailers	3.8%
Packaging	3.6%
Other[3]	21.7%
Cash Equivalents[4]	0.5%
Other Assets and Liabilities — Net[5]	1.5%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (BCHY2%ICI). Individual portfolio securities that are not included in the BCHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments

August 31, 2011 (unaudited)

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Corporate Bonds – 83.9%
		Aerospace/Defense – 1.0%
$450,000	[1,2]	Altegrity, Inc., Company Guarantee, Series 144A, 10.50%, 11/1/2015	436,500
575,000	[1,2]	Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	554,875
200,000		ManTech International Corp., Company Guarantee, 7.25%, 4/15/2018	201,500
396,618	[1,2]	Sequa Corp., Bond, Series 144A, 13.50%, 12/1/2015	422,398
1,025,000	[1,2]	TransDigm, Inc., Sr. Sub. Note, Series 144A, 7.75%, 12/15/2018	1,048,063
		TOTAL	2,663,336
		Automotive – 4.8%
450,000		Affinia Group, Inc., Company Guarantee, 9.00%, 11/30/2014	443,250
158,000	[1,2]	Affinia Group, Inc., Sr. Secd. Note, Series 144A, 10.75%, 8/15/2016	171,430
425,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 5/15/2019	396,312
68,000	[1,2]	American Axle & Manufacturing Holdings, Inc., Sr. Sub. Note, Series 144A, 9.25%, 1/15/2017	72,420
450,000		ArvinMeritor, Inc., Company Guarantee, 10.625%, 3/15/2018	462,375
500,000	[1,2]	Chrysler Group LLC, Sr. Secd. Note, Series 144A, 8.00%, 6/15/2019	438,750
1,000,000	[1,2]	Chrysler Group LLC, Sr. Secd. Note, Series 144A, 8.25%, 6/15/2021	870,000
350,000		Cooper-Standard Automotive, Inc., Company Guarantee, 8.50%, 5/1/2018	360,500
75,000		Dana Holding Corp., Sr. Note, 6.50%, 2/15/2019	73,688
75,000		Dana Holding Corp., Sr. Note, 6.75%, 2/15/2021	73,875
1,100,000	[1,2]	Exide Technologies, Sr. Secd. Note, Series 144A, 8.625%, 2/1/2018	1,050,500
250,000		Ford Motor Credit Co., Note, 7.50%, 8/1/2012	260,249
500,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	540,925
1,500,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	1,666,945
200,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.125%, 1/15/2020	224,060
1,075,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	1,061,562
100,000	[1,2]	Jaguar Land Rover PLC, Series 144A, 7.75%, 5/15/2018	94,500
100,000	[1,2]	Jaguar Land Rover PLC, Sr. Unsecd. Note, Series 144A, 8.125%, 5/15/2021	94,250
75,000		Lear Corp., Company Guarantee, 7.875%, 3/15/2018	79,688
75,000		Lear Corp., Company Guarantee, 8.125%, 3/15/2020	80,438
200,000		Navistar International Corp., Sr. Note, 8.25%, 11/1/2021	208,000
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
$650,000	[1,2]	Pinafore, LLC, Sr. Secd. 2nd Priority Note, Series 144A, 9.00%, 10/1/2018	692,250
400,000	[1,2]	Pittsburgh Glass Works, LLC, Sr. Secd. Note, Series 144A, 8.50%, 4/15/2016	385,000
475,000	[1,2]	Stoneridge, Inc., Sr. Secd. Note, Series 144A, 9.50%, 10/15/2017	494,000
375,000		Tenneco Automotive, Inc., Company Guarantee, 6.875%, 12/15/2020	382,500
375,000		Tenneco Automotive, Inc., Company Guarantee, 7.75%, 8/15/2018	393,750
325,000	[1,2]	Tower Automotive, Inc., Sr. Secd. Note, Series 144A, 10.625%, 9/1/2017	337,188
1,150,000		United Components, Inc., Company Guarantee, Series WI, 8.625%, 2/15/2019	1,121,250
		TOTAL	12,529,655
		Building Materials – 1.9%
100,000	[1,2]	American Standard Cos., Sr. Secd. Note, Series 144A, 10.75%, 1/15/2016	81,500
675,000		Associated Materials, Inc., Sr. Secd. Note, 9.125%, 11/1/2017	597,375
175,000	[1,2]	Building Materials Corp. of America, Bond, Series 144A, 6.75%, 5/1/2021	168,000
250,000	[1,2]	Building Materials Corp. of America, Sr. Note, Series 144A, 7.50%, 3/15/2020	253,125
200,000		Interline Brands, Inc., Company Guarantee, 7.00%, 11/15/2018	201,000
550,000	[1,2]	Masonite International Corp., Sr. Note, Series 144A, 8.25%, 4/15/2021	508,750
1,250,000		Norcraft Cos. LP, Sr. Secd. Note, Series WI, 10.50%, 12/15/2015	1,200,000
950,000	[1,2]	Nortek Holdings, Inc., Sr. Note, Series 144A, 8.50%, 4/15/2021	817,000
325,000	[1,2]	Nortek Holdings, Inc., Sr. Note, Series 144A, 10.00%, 12/1/2018	312,000
775,000		Ply Gem Industries, Inc., Sr. Secd. Note, Series WI, 8.25%, 2/15/2018	658,750
		TOTAL	4,797,500
		Chemicals – 2.4%
75,000		Ferro Corp., Sr. Note, 7.875%, 8/15/2018	76,125
875,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	822,500
325,000		Hexion U.S. Finance Corp., Sr. Secd. Note, Series WI, 9.00%, 11/15/2020	285,188
400,000		Huntsman International LLC, Company Guarantee, 8.625%, 3/15/2021	419,500
800,000		Huntsman International LLC, Company Guarantee, Series WI, 8.625%, 3/15/2020	836,000
325,000		Koppers Holdings, Inc., Company Guarantee, Series WI, 7.875%, 12/1/2019	342,875
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
$875,000		Momentive Performance Materials, Inc., Sr. Note, Series WI, 9.00%, 1/15/2021	752,500
325,000		Nalco Co., Sr. Note, 8.25%, 5/15/2017	361,156
275,000	[1,2]	Nalco Co., Sr. Note, Series 144A, 6.625%, 1/15/2019	303,875
600,000		Omnova Solutions, Inc., Company Guarantee, 7.875%, 11/1/2018	529,500
214,000	[1,2]	Oxea Finance, Sr. Secd. Note, Series 144A, 9.50%, 7/15/2017	212,930
275,000		Solutia, Inc., Company Guarantee, 8.75%, 11/1/2017	293,563
350,000		Solutia, Inc., Sr. Note, 7.875%, 3/15/2020	374,500
300,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	356,062
200,000	[1,2]	Vertellus Specialties, Inc., Sr. Secd. Note, Series 144A, 9.375%, 10/1/2015	191,500
		TOTAL	6,157,774
		Construction Machinery – 1.0%
200,000		Case New Holland, Sr. Note, Series WI, 7.875%, 12/1/2017	217,500
575,000		RSC Equipment Rental, Inc., Company Guarantee, Series WI, 8.25%, 2/1/2021	539,062
264,000		RSC Equipment Rental, Inc., Sr. Note, 9.50%, 12/1/2014	265,320
275,000		RSC Equipment Rental, Inc., Sr. Note, Series WI, 10.25%, 11/15/2019	283,938
200,000	[1,2]	RSC Equipment Rental, Inc., Sr. Secd. Note, Series 144A, 10.00%, 7/15/2017	216,000
1,175,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	1,078,062
		TOTAL	2,599,882
		Consumer Products – 3.6%
650,000		Central Garden & Pet Co., Sr. Sub., 8.25%, 3/1/2018	638,625
975,000		Easton Bell Sports Inc., Sr. Secd. Note, 9.75%, 12/1/2016	1,043,250
900,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	924,750
175,000		Jarden Corp., Sr. Unsecd. Note, 8.00%, 5/1/2016	187,469
315,000		Libbey Glass, Inc., Sr. Secd. Note, 10.00%, 2/15/2015	338,625
1,025,000	[1,2]	Prestige Brands Holdings, Inc., Company Guarantee, Series 144A, 8.25%, 4/1/2018	1,071,125
425,000	[1,2]	Scotts Miracle-Gro Co., Sr. Note, Series 144A, 6.625%, 12/15/2020	422,343
290,000	[1,2]	Sealy Mattress Co., Sr. Secd. Note, Series 144A, 10.875%, 4/15/2016	317,550
1,600,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	1,572,000
275,000		Spectrum Brands Holdings, Inc., Sr. Secd. Note, 9.50%, 6/15/2018	299,750
803,480		Spectrum Brands, Inc., Bond, 12.00%, 8/28/2019	874,789
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
$1,625,000		Visant Corp., Company Guarantee, Series WI, 10.00%, 10/1/2017	1,592,500
		TOTAL	9,282,776
		Energy – 5.9%
1,025,000		ATP Oil & Gas Corp., Sr. Secd. 2nd Priority Note, Series WI, 11.875%, 5/1/2015	899,437
275,000	[1,2]	Basic Energy Services, Inc., Bond, Series 144A, 7.75%, 2/15/2019	272,938
800,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	788,000
125,000		Berry Petroleum Co., Sr. Unsecd. Note, 6.75%, 11/1/2020	121,563
175,000	[1,2]	Brigham Exploration Co., Sr. Note, Series 144A, 6.875%, 6/1/2019	174,125
900,000	[1,2]	CHC Helicopter Corp., Sr. Secd. Note, Series 144A, 9.25%, 10/15/2020	751,500
725,000	[1,2]	CVR Energy, Inc., 2nd Priority Sr. Secd. Note, Series 144A, 10.875%, 4/1/2017	808,375
950,000		Chaparral Energy, Inc., Company Guarantee, 9.875%, 10/1/2020	971,375
825,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	874,500
125,000		Compagnie Generale de Geophysique Veritas, Company Guarantee, 9.50%, 5/15/2016	132,188
775,000	[1,2]	Compagnie Generale de Geophysique Veritas, Sr. Note, Series 144A, 6.50%, 6/1/2021	732,375
525,000		Compagnie Generale de Geophysique Veritas, Sr. Unsecd. Note, 7.75%, 5/15/2017	530,250
525,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	532,875
650,000		Comstock Resources, Inc., Company Guarantee, 7.75%, 4/1/2019	650,812
375,000		Concho Resources, Inc., Sr. Note, 7.00%, 1/15/2021	385,312
275,000		Copano Energy LLC, Company Guarantee, 7.125%, 4/1/2021	274,313
524,000		Denbury Resources, Inc., Sr. Sub., 8.25%, 2/15/2020	554,785
550,000		EXCO Resources, Inc., Sr. Note, 7.50%, 9/15/2018	518,375
750,000	[1,2]	Forbes Energy Services Ltd., Company Guarantee, Series 144A, 9.00%, 6/15/2019	718,125
475,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, Series 144A, 7.75%, 11/1/2015	486,875
225,000	[1,2]	Linn Energy LLC, Company Guarantee, Series 144A, 6.50%, 5/15/2019	215,438
425,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	456,875
425,000	[1,2]	Linn Energy LLC, Sr. Unsecd. Note, Series 144A, 7.75%, 2/1/2021	435,625
650,000		PHI, Inc., Company Guarantee, Series WI, 8.625%, 10/15/2018	651,625
550,000		Petrohawk Energy Corp., Company Guarantee, 7.25%, 8/15/2018	644,187
200,000		Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017	203,000
500,000		Plains Exploration & Production Co., Sr. Note, 7.75%, 6/15/2015	517,500
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
$250,000	[1,2]	Sesi LLC, Sr. Note, Series 144A, 6.375%, 5/1/2019	245,625
775,000	[1,2]	W&T Offshore, Inc., Sr. Note, Series 144A, 8.50%, 6/15/2019	776,937
		TOTAL	15,324,910
		Entertainment – 1.1%
1,000,000		Cedar Fair LP, Company Guarantee, 9.125%, 8/1/2018	1,060,000
625,000		Cinemark USA, Inc., Company Guarantee, 8.625%, 6/15/2019	659,375
700,000	[1,2]	Cinemark USA, Inc., Sr. Sub. Note, Series 144A, 7.375%, 6/15/2021	680,750
650,000	[1,3,4,5]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
500,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	520,000
		TOTAL	2,920,125
		Financial Institutions – 5.5%
617,000		Ally Financial, Inc., Company Guarantee, 7.00%, 2/1/2012	623,170
175,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	177,188
600,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	589,500
875,000		Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	920,937
1,000,000		Ally Financial, Inc., Company Guarantee, Series WI, 6.25%, 12/1/2017	965,033
925,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.50%, 2/11/2014	892,625
4,800,000	[1,2]	CIT Group, Inc., Sr. Secd. Note, Series 144A, 7.00%, 5/2/2017	4,746,000
525,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	484,079
525,000		International Lease Finance Corp., Sr. Unsecd. Note, 6.25%, 5/15/2019	475,399
450,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.25%, 12/15/2020	459,000
475,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.625%, 9/15/2015	486,281
1,550,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.75%, 3/15/2017	1,596,500
1,975,000		Nuveen Investments, Company Guarantee, 10.50%, 11/15/2015	1,915,750
		TOTAL	14,331,462
		Food & Beverage – 3.7%
1,050,000	[1,2]	Aramark Corp., Series 144A, 8.625%, 5/1/2016	1,057,875
800,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	830,000
325,000		Aramark Services, Inc., Floating Rate Note — Sr. Note, 3.754%, 2/1/2015	310,375
400,000		B&G Foods, Inc., Sr. Note, 7.625%, 1/15/2018	422,000
650,000	[1,2]	Blue Merger Sub, Inc., Sr. Note, Series 144A, 7.625%, 2/15/2019	648,375
425,000		Darling International, Inc., Company Guarantee, 8.50%, 12/15/2018	462,187
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
$775,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	740,125
500,000		Dean Foods Co., Sr. Note, Series WI, 9.75%, 12/15/2018	513,750
1,800,000		Michael Foods, Inc., Company Guarantee, Series WI, 9.75%, 7/15/2018	1,899,000
175,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 8.25%, 9/1/2017	178,500
800,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 9.25%, 4/1/2015	818,000
500,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, Series WI, 10.625%, 4/1/2017	520,000
1,225,000	[1,2]	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 8.50%, 6/30/2019	1,139,250
		TOTAL	9,539,437
		Gaming – 4.0%
522,000		American Casino & Entertainment, Sr. Secd. Note, 11.00%, 6/15/2014	524,610
525,000	[1,2]	Ameristar Casinos, Inc., Sr. Note, Series 144A, 7.50%, 4/15/2021	526,312
1,050,000	[1,2]	Great Canadian Gaming Corp., Company Guarantee, Series 144A, 7.25%, 2/15/2015	1,044,750
1,300,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	1,407,250
925,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	913,437
2,150,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	1,918,875
150,000		MGM Mirage, Inc., Sr. Secd. Note, 11.125%, 11/15/2017	168,000
550,000		Peninsula Gaming, LLC, Company Guarantee, 10.75%, 8/15/2017	567,875
475,000		Peninsula Gaming, LLC, Sr. Secd. Note, 8.375%, 8/15/2015	484,500
175,000		Penn National Gaming, Inc., Sr. Sub., 8.75%, 8/15/2019	186,813
500,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, Series 144A, 8.00%, 9/15/2013	495,000
850,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	854,156
175,000	[1,2]	Seminole Tribe of Florida, Note, Series 144A, 7.75%, 10/1/2017	178,500
850,000	[1,2]	Sugarhouse HSP Gaming Finance Corp., Sr. Secd. Note, Series 144A, 8.625%, 4/15/2016	850,000
225,000		Wynn Las Vegas LLC, 1st Mtg. Note, 7.75%, 8/15/2020	246,938
		TOTAL	10,367,016
		Health Care – 8.4%
500,000		Alere, Inc., Company Guarantee, 9.00%, 5/15/2016	493,125
325,000		Alere, Inc., Sr. Note, 7.875%, 2/1/2016	315,656
475,000		Bausch & Lomb, Inc., Sr. Unsecd. Note, 9.875%, 11/1/2015	495,188
2,200,000		Biomet, Inc., Sr. Sub. Note, Series WI, 11.625%, 10/15/2017	2,365,000
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
$1,250,000	[1,2]	CDRT Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 6/1/2019	1,168,750
875,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	879,375
650,000	[1,2]	DJO Finance LLC, Sr. Note, Series 144A, 7.75%, 4/15/2018	606,937
250,000	[1,2]	DJO Finance LLC, Sr. Sub. Note, Series 144A, 9.75%, 10/15/2017	231,875
625,000	[1,2]	ExamWorks Group Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 7/15/2019	592,188
675,000	[1,2]	Grifols SA, Sr. Note, Series 144A, 8.25%, 2/1/2018	678,375
1,075,000	[1,2]	HCA Holdings, Inc, Sr. Unsecd. Note, Series 144A, 7.75%, 5/15/2021	1,064,250
775,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	697,500
250,000		HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	253,438
175,000		HCA, Inc., Sr. Secd. Note, 9.875%, 2/15/2017	192,500
1,775,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	1,761,687
750,000	[1,2]	Iasis Healthcare, Sr. Note, Series 144A, 8.375%, 5/15/2019	658,125
775,000	[1,2]	Inventiv Health, Inc., Sr. Note, Series 144A, 10.00%, 8/15/2018	703,312
1,425,000	[1,2]	Multiplan, Inc., Company Guarantee, Series 144A, 9.875%, 9/1/2018	1,453,500
350,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	358,750
675,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	691,875
200,000	[1,2]	STHI Holding Corp., Sr. Secd. Note, Series 144A, 8.00%, 3/15/2018	191,000
1,025,000		United Surgical Partners International, Inc., Company Guarantee, 9.25%, 5/1/2017	1,060,875
650,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	648,375
850,000	[1,2]	Universal Hospital Services, Inc., Sr. Secd. Note, Series 144A, 8.50%, 6/1/2015	847,875
1,796,718		VWR Funding, Inc., Company Guarantee, 10.25%, 7/15/2015	1,823,669
1,500,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	1,436,250
		TOTAL	21,669,450
		Industrial — Other – 3.6%
600,000		American Tire Distributors, Inc., Sr. Secd. Note, 9.75%, 6/1/2017	615,000
225,000	[1,2]	Amsted Industries, Inc., Sr. Note, Series 144A, 8.125%, 3/15/2018	234,000
200,000	[1,2]	Atkore International, Inc., Sr. Secd. Note, Series 144A, 9.875%, 1/1/2018	195,500
400,000		Belden CDT, Inc., Company Guarantee, 9.25%, 6/15/2019	426,000
400,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	402,000
725,000	[1,2]	Cleaver-Brooks, Inc., Sr. Secd. Note, Series 144A, 12.25%, 5/1/2016	726,812
350,000	[1,2]	Dresser-Rand Group, Inc., Sr. Sub., Series 144A, 6.50%, 5/1/2021	344,750
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
$550,000	[1,2]	Dynacast International LLC, Series 144A, 9.25%, 7/15/2019	526,625
150,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	150,750
375,000		Griffon Corp., Company Guarantee, Series WI, 7.125%, 4/1/2018	356,250
525,000	[1,2]	International Wire Group Holdings, Inc., Sr. Secd. Note, Series 144A, 9.75%, 4/15/2015	538,125
1,100,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, Series 144A, 7.75%, 2/1/2015	1,061,500
825,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	767,250
100,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	103,000
1,075,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	951,375
700,000		Rexnord, Inc., Company Guarantee, 8.50%, 5/1/2018	710,500
225,000		SPX Corp., Sr. Unsecd. Note, 7.625%, 12/15/2014	243,563
600,000		The Hillman Group, Inc., Company Guarantee, 10.875%, 6/1/2018	609,000
350,000	[1,2]	The Hillman Group, Inc., Company Guarantee, Series 144A, 10.875%, 6/1/2018	355,250
85,000		Thermon Industries, Inc., Sr. Secd. Note, Series WI, 9.50%, 5/1/2017	89,675
		TOTAL	9,406,925
		Lodging – 0.3%
400,000		Host Marriott LP, Company Guarantee, 6.375%, 3/15/2015	408,000
425,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	436,688
		TOTAL	844,688
		Media — Cable – 1.1%
150,000	[1,2]	Cequel Communications Holdings, Sr. Note, Series 144A, 8.625%, 11/15/2017	156,750
125,000		Charter Communications Holdings II, Company Guarantee, Series WI, 7.875%, 4/30/2018	130,625
75,000		Charter Communications Holdings II, Company Guarantee, Series WI, 8.125%, 4/30/2020	79,688
1,100,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	1,111,000
100,000	[1,2]	Charter Communications Holdings II, Sr. Note, Series 144A, 7.00%, 1/15/2019	100,750
600,000	[1,2]	Insight Communication Co., Sr. Note, Series 144A, 9.375%, 7/15/2018	688,500
600,000		Virgin Media, Inc., Company Guarantee, Series 1, 9.50%, 8/15/2016	664,500
		TOTAL	2,931,813
		Media — Non-Cable – 6.9%
525,000	[1,2]	AMC Networks, Inc., Sr. Note, Series 144A, 7.75%, 7/15/2021	544,687
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
$125,000	[1,2]	Citadel Broadcasting Corp., Company Guarantee, Series 144A, 7.75%, 12/15/2018	135,000
1,250,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	1,012,500
725,000		Clear Channel Outdoor Holdings, Inc., Company Guarantee, Series B, 9.25%, 12/15/2017	779,375
100,000		Clear Channel Worldwide, Company Guarantee, 9.25%, 12/15/2017	106,500
825,000	[1,2]	Crown Media Holdings, Inc., Company Guarantee, Series 144A, 10.50%, 7/15/2019	831,187
925,000	[1,2]	Cumulus Media, Inc., Sr. Note, Series 144A, 7.75%, 5/1/2019	816,312
625,000		Entravision Communications Corp., Sr. Secd. Note, 8.75%, 8/1/2017	612,500
950,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, Series 144A, 13.375%, 7/15/2016	1,009,375
1,000,000	[1,2]	Houghton Mifflin Co., Sr. Secd. Note, Series 144A, 10.50%, 6/1/2019	805,000
1,175,000	[3]	Idearc, Inc., Company Guarantee, (Litigation Trusts Interests), 8.00%, 11/15/2016	11,750
650,000		Intelsat Jackson Holdings S.A., Company Guarantee, 8.50%, 11/1/2019	676,000
1,100,000	[1,2]	Intelsat Jackson Holdings S.A., Company Guarantee, Series 144A, 7.25%, 4/1/2019	1,064,250
750,000	[1,2]	Intelsat Jackson Holdings S.A., Company Guarantee, Series 144A, 7.50%, 4/1/2021	727,500
750,000		Intelsat Jackson Holdings S.A., Sr. Note, 11.25%, 6/15/2016	785,625
700,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	698,250
425,000		Lamar Media Corp., Sr. Unsecd. Note, Series C, 6.625%, 8/15/2015	423,938
700,000		MDC Partners, Inc., Company Guarantee, 11.00%, 11/1/2016	756,875
300,000	[1,2]	MDC Partners, Inc., Company Guarantee, Series 144A, 11.00%, 11/1/2016	321,375
275,000	[1,2]	Medimedia USA, Inc., Sr. Sub. Note, Series 144A, 11.375%, 11/15/2014	246,125
281,997		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	277,767
375,000		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	369,375
375,000		Nexstar Broadcasting Group, Inc., Sr. Secd. Note, Series WI, 8.875%, 4/15/2017	386,250
76,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.50%, 5/1/2016	86,830
375,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.625%, 2/1/2014	426,563
325,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, Series 144A, 7.75%, 10/15/2018	337,188
450,000	[1,2]	ProQuest Co., Company Guarantee, Series 144A, 9.00%, 10/15/2018	443,250
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
$1,200,000		SSI Investments II Ltd., Company Guarantee, 11.125%, 6/1/2018	1,266,000
525,000	[1,2]	Sirius XM Radio, Inc., Sr. Note, Series 144A, 8.75%, 4/1/2015	572,250
1,175,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	1,195,562
		TOTAL	17,725,159
		Metals & Mining – 0.1%
600,000	[3,4,5]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	60
500,000	[3,4,5]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
425,000		Aquilex Holdings, Company Guarantee, 11.125%, 12/15/2016	248,625
		TOTAL	248,685
		Packaging – 3.4%
925,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	897,250
200,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	185,000
250,000		Bway Holding Co., Company Guarantee, Series WI, 10.00%, 6/15/2018	266,250
1,187,871		Bway Holding Co., Sr. Unsecd. Note, 10.125%, 11/1/2015	1,140,356
900,000		Crown Americas, LLC, Company Guarantee, 7.625%, 5/15/2017	965,250
100,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	106,750
900,000	[1,2]	Packaging Dynamics Corp., Sr. Secd. Note, Series 144A, 8.75%, 2/1/2016	906,750
475,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 8.75%, 5/15/2018	426,312
1,450,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 9.00%, 4/15/2019	1,312,250
425,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 9.875%, 8/15/2019	401,625
200,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 7.125%, 4/15/2019	190,500
1,075,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 7.875%, 8/15/2019	1,069,625
400,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 8.50%, 10/15/2016	411,000
450,000	[1,2]	Reynolds Group, Sr. Unsecd. Note, Series 144A, 8.25%, 2/15/2021	381,375
		TOTAL	8,660,293
		Paper – 0.4%
300,000		Boise Paper Holdings, LLC, Company Guarantee, 9.00%, 11/1/2017	320,250
175,000		Cascades, Inc., Company Guarantee, Series WI, 7.875%, 1/15/2020	169,313
75,000		Clearwater Paper Corp., Company Guarantee, 7.125%, 11/1/2018	75,750
150,000		Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	165,000
375,000	[1,2]	Longview Fibre Co., Sr. Secd. Note, Series 144A, 8.00%, 6/1/2016	373,125
		TOTAL	1,103,438
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Restaurants – 1.1%
$1,425,000		DineEquity, Inc., Company Guarantee, Series WI, 9.50%, 10/30/2018	1,485,562
925,000		NPC International, Inc., Company Guarantee, 9.50%, 5/1/2014	933,094
575,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, Series 144A, 2.747%, 3/15/2014	520,375
		TOTAL	2,939,031
		Retailers – 3.8%
400,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	384,000
175,000		Express, LLC, Company Guarantee, 8.75%, 3/1/2018	185,500
1,225,000		Gymboree Corp., Sr. Unsecd. Note, 9.125%, 12/1/2018	1,065,750
1,325,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	1,238,875
225,000		Limited Brands, Inc., Company Guarantee, 8.50%, 6/15/2019	254,531
1,325,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	1,378,000
625,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.50%, 10/1/2019	676,563
550,000		Sally Beauty Holdings, Inc., 10.50%, 11/15/2016	584,375
1,375,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	1,345,781
850,000		Toys 'R' Us, Inc., Company Guarantee, Series WI, 10.75%, 7/15/2017	922,250
1,025,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	1,042,937
775,000	[1,2]	YCC Holdings LLC, Sr. Note, Series 144A, 10.25%, 2/15/2016	709,125
		TOTAL	9,787,687
		Services – 1.3%
925,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 3/15/2017	952,750
550,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, Series 144A, 9.50%, 12/15/2019	587,125
600,000		West Corp., Company Guarantee, 7.875%, 1/15/2019	576,000
1,250,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	1,296,875
		TOTAL	3,412,750
		Technology – 10.8%
950,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2020	969,000
200,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 12/15/2017	206,500
900,000	[1,2]	Allen Systems Group, Inc., Sr. Secd. 2nd Priority Note, Series 144A, 10.50%, 11/15/2016	837,000
1,025,000		Aspect Software, Inc., Sr. Note, Series WI, 10.625%, 5/15/2017	1,060,875
1,825,000	[1,2]	CDW Escrow Corp., Sr. Note, Series 144A, 8.50%, 4/1/2019	1,701,812
250,000		CDW LLC/ CDW Finance, Company Guarantee, 12.535%, 10/12/2017	251,250
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
$250,000		Ceridian Corp., Sr. Unsecd. Note, 11.25%, 11/15/2015	234,375
1,125,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 8.25%, 1/15/2019	1,119,375
1,075,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, Series 144A, 12.50%, 10/1/2015	1,088,437
950,000	[1,2]	CoreLogic, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 6/1/2021	869,250
1,075,000	[1,2]	Eagle Parent, Inc., Sr. Note, Series 144A, 8.625%, 5/1/2019	994,375
100,000		Fidelity National Information Services, Inc., Company Guarantee, Series WI, 7.625%, 7/15/2017	104,500
400,000		Fidelity National Information Services, Inc., Company Guarantee, Series WI, 7.875%, 7/15/2020	418,000
350,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	301,000
650,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	562,250
469,000		Freescale Semiconductor, Inc., Company Guarantee, 10.75%, 8/1/2020	493,623
1,125,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 9.25%, 4/15/2018	1,189,687
1,125,000		GXS Worldwide, Inc., Sr. Secd. Note, 9.75%, 6/15/2015	1,108,125
1,000,000	[1,2]	IGATE Capital Corp., Sr. Note, Series 144A, 9.00%, 5/1/2016	950,000
750,000		Interactive Data Corp., Company Guarantee, 10.25%, 8/1/2018	798,750
650,000		Kemet Corp., Sr. Note, 10.50%, 5/1/2018	695,500
950,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	912,000
700,000		MagnaChip Semiconductor S.A., Sr. Note, Series WI, 10.50%, 4/15/2018	731,500
925,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	948,125
875,000		SITEL Corp., Sr. Unsecd. Note, 11.50%, 4/1/2018	748,125
291,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	296,820
175,000	[1,2]	Seagate Technology HDD Holdings, Company Guarantee, Series 144A, 7.75%, 12/15/2018	174,563
825,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	841,500
275,000		Seagate Technology HDD Holdings, Sr. Unsecd. Note, 6.875%, 5/1/2020	264,688
400,000	[1,2]	Seagate Technology HDD Holdings, Sr. Unsecd. Note, Series 144A, 7.00%, 11/1/2021	380,000
850,000	[1,2]	SoftBrands, Inc., Sr. Note, Series 144A, 11.50%, 7/15/2018	782,000
825,000	[1,2]	Solera Holdings, Inc., Company Guarantee, Series 144A, 6.75%, 6/15/2018	814,687
900,000	[1,2]	Spansion, Inc., Company Guarantee, Series 144A, 7.875%, 11/15/2017	922,500
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
$725,000		Stream Global Services, Inc., Sr. Secd. Note, 11.25%, 10/1/2014	746,750
425,000		SunGard Data Systems, Inc., Company Guarantee, 7.375%, 11/15/2018	406,938
825,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	843,562
400,000		SunGard Data Systems, Inc., Sr. Unsecd. Note, 7.625%, 11/15/2020	384,000
1,150,000	[1,2]	Syniverse Holdings, Inc., Sr. Note, Series 144A, 9.125%, 1/15/2019	1,155,750
350,000		Trans Union LLC, Company Guarantee, 11.375%, 6/15/2018	389,375
275,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 12.00%, 1/15/2015	302,844
		TOTAL	27,999,411
		Transportation – 0.8%
850,000		Avis Budget Group, Inc., Company Guarantee, 8.25%, 1/15/2019	826,625
525,000		Avis Budget Group, Inc., Company Guarantee, 9.625%, 3/15/2018	539,437
275,000	[1,2]	Hertz Corp., Company Guarantee, Series 144A, 6.75%, 4/15/2019	257,813
51,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	51,893
325,000		Stena AB, Sr. Note, 7.00%, 12/1/2016	303,875
		TOTAL	1,979,643
		Utility — Electric – 1.9%
950,000	[1,2]	Calpine Corp., Sr. Secd. Note, Series 144A, 7.50%, 2/15/2021	964,250
575,000		Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019	353,625
575,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	439,875
226,653	[1,2]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	222,352
575,000	[1,2]	NRG Energy, Inc., Company Guarantee, Series 144A, 7.625%, 5/15/2019	562,063
775,000	[1,2]	NRG Energy, Inc., Company Guarantee, Series 144A, 7.875%, 5/15/2021	765,313
400,000		NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017	413,000
475,000		Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017	493,257
675,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, Series WI, 10.25%, 11/1/2015	263,250
550,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Sr. Secd. Note, Series 144A, 11.50%, 10/1/2020	467,500
		TOTAL	4,944,485
		Utility — Natural Gas – 2.0%
575,000		Crosstex Energy, Inc., Company Guarantee, 8.875%, 2/15/2018	598,000
1,175,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	1,210,250
200,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.50%, 5/1/2021	180,500
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
$400,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	394,000
375,000		Holly Energy Partners LP, Sr. Unsecd. Note, 8.25%, 3/15/2018	390,000
130,000		Inergy LP, Company Guarantee, 8.75%, 3/1/2015	133,250
825,000	[1,2]	Inergy LP, Sr. Note, Series 144A, 6.875%, 8/1/2021	793,031
200,000		MarkWest Energy Partners LP, Company Guarantee, 6.75%, 11/1/2020	206,000
275,000		Regency Energy Partners LP, Company Guarantee, 6.50%, 7/15/2021	277,063
250,000		Regency Energy Partners LP, Company Guarantee, 9.375%, 6/1/2016	275,000
250,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	256,250
575,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	566,375
		TOTAL	5,279,719
		Wireless Communications – 2.9%
800,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	804,000
350,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 8.875%, 1/15/2015	351,750
701,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 9.125%, 1/15/2015	704,505
75,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	79,875
225,000	[1,2]	Digicel Ltd., Sr. Note, Series 144A, 12.00%, 4/1/2014	253,125
1,125,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	1,054,687
350,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	356,563
1,500,000		Nextel Communications, Inc., Sr. Note, Series D, 7.375%, 8/1/2015	1,477,500
1,550,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	1,534,500
900,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	870,750
		TOTAL	7,487,255
		Wireline Communications – 0.2%
325,000	[1,2]	Level 3 Communications, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 7/1/2019	309,563
75,000		TW Telecom, Inc., Company Guarantee, Series WI, 8.00%, 3/1/2018	77,625
		TOTAL	387,188
		TOTAL CORPORATE BONDS (IDENTIFIED COST $221,740,125)	217,321,493
		COMMON STOCKS – 11.2%
		Automotive – 0.5%
212,516	[3]	Exide Technologies	1,198,590
6,931	[3]	General Motors Co.	166,552
1,750,000	[1,3]	General Motors Co., Escrow Shares	21,875
		TOTAL	1,387,017
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Chemicals – 0.8%
130,650	[3]	Ferro Corp.	1,093,541
215,327	[3]	Omnova Solutions, Inc.	949,592
		TOTAL	2,043,133
		Consumer Products – 0.4%
75,313	[3]	Libbey, Inc.	976,057
		Energy – 0.3%
3,623	[3]	Complete Production Services, Inc.	105,284
74,271	[3]	Forbes Energy Services Ltd.	667,400
		TOTAL	772,684
		Food & Beverage – 0.3%
90,800	[3]	Dean Foods Co.	784,512
		Gaming – 0.6%
102,925	[3]	Global Cash Access LLC	308,775
151,077	[3]	Great Canadian Gaming Corp.	1,201,766
		TOTAL	1,510,541
		Health Care – 0.6%
28,420	[3]	Alere, Inc.	709,647
316,836	[3]	Radnet, Inc.	950,508
		TOTAL	1,660,155
		Industrial — Other – 0.9%
27,771		Belden, Inc.	847,293
26,415	[3]	General Cable Corp.	796,413
38,391	[3]	International Wire Group Holdings, Inc.	604,658
		TOTAL	2,248,364
		Media — Non-Cable – 1.8%
453,980	[3]	Entravision Communications Corp.	512,997
145,280		Interpublic Group of Cos., Inc.	1,253,767
65,118	[3]	Lamar Advertising Co.	1,361,617
70,484		MDC Partners, Inc.	1,124,220
53,074	[3]	Nexstar Broadcasting Group, Inc., Class A	323,751
		TOTAL	4,576,352
		Metals & Mining – 0.0%
138,395	[1,3,5]	Royal Oak Mines, Inc.	0
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Other – 0.0%
469	[1,3,5]	CVC Claims Litigation LLC	0
		Packaging – 0.3%
41,125	[3]	Owens-Illinois, Inc.	778,907
		Paper – 1.5%
146,293		Cascades, Inc.	755,889
36,540	[3]	Clearwater Paper Corp.	1,345,403
98,434	[3]	Graphic Packaging Holding Co.	414,407
24,555		Rock-Tenn Co.	1,317,867
		TOTAL	3,833,566
		Services – 0.4%
114,355	[3]	Garda World Security Corp.	1,077,807
		Technology – 1.8%
72,918	[3]	Freescale Semiconductor Holdings I Ltd.	838,557
76,740	[3]	IGATE Capital Corp.	861,023
80,991	[3]	Kemet Corp.	746,737
55,961		Lender Processing Services	987,152
97,194	[3]	Magnachip Semiconductor Corp.	865,027
150,000	[3]	Stream Global Services, Inc.	411,000
		TOTAL	4,709,496
		Textile – 0.5%
106,621	[3]	The Jones Group, Inc.	1,252,797
		Transportation – 0.2%
49,675	[3]	Hertz Global Holdings, Inc.	556,360
		Wireless Communications – 0.3%
78,453	[3]	MetroPCS Communications, Inc.	875,535
		TOTAL COMMON STOCKS (IDENTIFIED COST $37,352,867)	29,043,283
		PREFERRED STOCK – 0.2%
		Finance — Commercial – 0.2%
712	[1,2]	Ally Financial, Inc., Pfd., Series 144A, 7.00% (IDENTIFIED COST $217,489)	541,810
		WARRANTS – 0.1%
		Automotive – 0.1%
6,301	[3]	General Motors Co., Warrants, Expiration Date 7/10/2016	96,342
Semi-Annual Shareholder Report

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
6,301	[3]	General Motors Co., Warrants, Expiration Date 7/10/2019	66,539
		TOTAL WARRANTS (IDENTIFIED COST $751,210)	162,881
		EXCHANGE-TRADED FUNDS – 1.3%
		Financial Services – 1.3%
23,340		iShares MSCI EAFE Index Fund	1,250,790
39,979		iShares Russell 1000 Growth Fund	2,272,806
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $3,962,639)	3,523,596
		MUTUAL FUNDS – 1.8%[6]
67,774		Federated InterContinental Fund, Institutional Shares	3,098,650
30,367		Federated Max-Cap Fund, Institutional Shares	383,834
1,227,189	[7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13%	1,227,189
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $5,163,307)	4,709,673
		TOTAL INVESTMENTS — 98.5% (IDENTIFIED COST $269,187,637)[8]	255,302,736
		OTHER ASSETS AND LIABILITIES - NET — 1.5%[9]	3,806,945
		TOTAL NET ASSETS — 100%	$259,109,681
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2011, these restricted securities amounted to $87,141,080, which represented 33.6% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At August 31, 2011, these liquid restricted securities amounted to $87,119,205, which represented 33.6% of total net assets.
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Affiliated holdings.
7	7-Day net yield.
8	The cost of investments for federal tax purposes amounts to $268,876,826.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Semi-Annual Shareholder Report

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$217,321,433	$60	$217,321,493
Equity Securities:
Common Stock
Domestic	24,045,043	—	0	24,045,043
International	4,998,240	—	0	4,998,240
Preferred Stock
Domestic	—	541,810	—	541,810
Warrants	162,881	—	—	162,881
Exchange-Traded Funds	3,523,596	—	—	3,523,596
Mutual Funds	4,709,673	—	—	4,709,673
TOTAL SECURITIES	$37,439,433	$217,863,243	$60	$255,302,736

Semi-Annual Shareholder Report

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Corporate Bond Securities	Investments in Equity — Domestic Securities	Investments in Equity — International Securities
Balance as of March 1, 2011	$60	$0	$3,348
Change in unrealized appreciation/depreciation	39	—	(3,348)
Sales	(39)	—	—
Balance as of August 31, 2011	$60	$0	$0
The total change in unrealized appreciation/depreciation included in the Statement of Operations attributable to investments still held at August 31, 2011.	$39	—	$(3,348)

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights  —  Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 8/31/2011	Year Ended February 28 or 29,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$6.11	$5.47	$3.85	$5.56	$6.16	$5.97
Income From Investment Operations:
Net investment income	0.19	0.39	0.41	0.44	0.44	0.44[1,2]
Net realized and unrealized gain (loss) on investments, options, foreign currency transactions and swap contracts	(0.40)	0.66	1.60	(1.70)	(0.60)	0.21[2]
TOTAL FROM INVESTMENT OPERATIONS	(0.21)	1.05	2.01	(1.26)	(0.16)	0.65
Less Distributions:
Distributions from net investment income	(0.19)	(0.41)	(0.39)	(0.45)	(0.44)	(0.46)
Redemption Fees	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]
Net Asset Value, End of Period	$5.71	$6.11	$5.47	$3.85	$5.56	$6.16
Total Return[4]	(3.57)%	19.87%	53.93%	(23.80)%	(2.83)%	11.43%
Ratios to Average Net Assets:
Net expenses	0.99%[5]	0.99%	0.99%	0.99%	0.99%	0.96%
Net investment income	6.16%[5]	6.78%	8.30%	8.92%	7.55%	7.36%[2]
Expense waiver/reimbursement[6]	0.26%[5]	0.29%	0.28%	0.32%	0.24%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$259,110	$254,077	$196,921	$126,855	$207,270	$275,294
Portfolio turnover	23%	50%	37%	20%	30%	42%
1	Per share number has been calculated using the average shares method.
2	Due to a misclassification of amounts previously reported, the Fund reclassified discount accretion/premium amortization on long-term debt securities for the year ended February 28, 2007, to allow proper comparison from year to year. Net assets were not affected by this reclassification.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

August 31, 2011 (unaudited)

Assets:
Total investments in securities, at value including $4,709,673 of investments in affiliated holdings (Note 5) (identified cost $269,187,637)		$255,302,736
Cash		291
Income receivable		4,976,685
Receivable for shares sold		100,196
TOTAL ASSETS		260,379,908
Liabilities:
Payable for shares redeemed	$1,008,528
Income distribution payable	183,572
Payable for shareholder services fee (Note 5)	49,547
Accrued expenses	28,580
TOTAL LIABILITIES		1,270,227
Net assets for 45,363,742 shares outstanding		$259,109,681
Net Assets Consist of:
Paid-in capital		$350,977,770
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(13,884,906)
Accumulated net realized loss on investments, options, swap contracts and foreign currency transactions		(77,883,129)
Distributions in excess of net investment income		(100,054)
TOTAL NET ASSETS		$259,109,681
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value and offering price per share ($259,109,681 ÷ 45,363,742 shares outstanding), no par value, unlimited shares authorized		$5.71
Redemption proceeds per share (98.00/100 of $5.71)		$5.60

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended August 31, 2011 (unaudited)

Investment Income:
Dividends (including $8,478 received from affiliated holdings (Note 5) and net of foreign taxes withheld of $6,955)			$285,571
Interest			9,363,403
TOTAL INCOME			9,648,974
Expenses:
Investment adviser fee (Note 5)		$1,011,286
Administrative fee (Note 5)		105,309
Custodian fees		11,237
Transfer and dividend disbursing agent fees and expenses		118,167
Directors'/Trustees' fees		5,281
Auditing fees		13,888
Legal fees		3,018
Portfolio accounting fees		51,172
Shareholder services fee (Note 5)		324,483
Account administration fee		7,599
Share registration costs		14,633
Printing and postage		16,967
Insurance premiums		2,224
Miscellaneous		4,970
TOTAL EXPENSES		1,690,234
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(346,193)
Waiver of administrative fee	(2,697)
TOTAL WAIVERS AND REIMBURSEMENT		(348,890)
Net expenses			1,341,344
Net investment income			8,307,630
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized loss of $806,035 on sales of investments in affiliated holdings (Note 5))			8,002,624
Net change in unrealized appreciation of investments			(26,413,821)
Net realized and unrealized loss on investments and foreign currency transactions			(18,411,197)
Change in net assets resulting from operations			$(10,103,567)

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 8/31/2011	Year Ended 2/28/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,307,630	$14,012,571
Net realized gain (loss) on investments and foreign currency transactions	8,002,624	(901,019)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(26,413,821)	24,430,205
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(10,103,567)	37,541,757
Distributions to Shareholders:
Distributions from net investment income	(8,451,486)	(14,667,690)
Share Transactions:
Proceeds from sale of shares	77,791,937	76,686,993
Net asset value of shares issued to shareholders in payment of distributions declared	7,398,497	12,410,899
Cost of shares redeemed	(61,816,520)	(54,856,406)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	23,373,914	34,241,486
Redemption fees	213,923	39,881
Change in net assets	5,032,784	57,155,434
Net Assets:
Beginning of period	254,076,897	196,921,463
End of period (including undistributed (distributions in excess of net investment income) of $(100,054) and $43,802, respectively)	$259,109,681	$254,076,897

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

August 31, 2011 (unaudited)

1. ORGANIZATION

Federated High Yield Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund's investment objective is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities. The Fund's portfolio of investments consists primarily of lower-rated corporate debt obligations. These lower-rated obligations may be more susceptible to real or perceived adverse economic conditions than investment-grade bonds. These lower-rated debt obligations are regarded as predominately speculative with respect to each issuer's continuing ability to make interest and principle payments (i.e., the obligations are subject to the risk of default). The Fund offers one class of shares: Institutional Service Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Semi-Annual Shareholder Report

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for Semi-Annual Shareholder Report monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended August 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2011, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At August 31, 2011, the Fund had no outstanding foreign exchange contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid Semi-Annual Shareholder Report under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A, that have been deemed liquid by the Trustees, if applicable, held at August 31, 2011, is as follows:

Security	Acquisition Date	Cost	Market Value
CVC Claims Litigation LLC	3/26/1997 - 8/19/1997	$4,646,903	$0
General Motors Co., Escrow Shares	4/21/2011	43,750	$21,875
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006	$641,893	$0
Royal Oak Mines, Inc.	2/24/1999	$15,376	$0

Additional Disclosure Related to Derivative Instruments

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended August 31, 2011

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$61

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 8/31/2011	Year Ended 2/28/2011
Shares sold	12,902,550	13,040,461
Shares issued to shareholders in payment of distributions declared	1,222,695	2,163,762
Shares redeemed	(10,367,706)	(9,616,815)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	3,757,539	5,587,408

Redemption Fees

The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Institutional Service Shares who redeem shares held for 90 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to Semi-Annual Shareholder Report the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in capital. For the six months ended August 31, 2011, the redemption fees for the Fund's Institutional Service Shares amounted to $213,923. For the year ended February 28, 2011, the redemption fees for Institutional Service Shares amounted to $39,881.

4. FEDERAL TAX INFORMATION

At August 31, 2011, the cost of investments for federal tax purposes was $268,876,826. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $13,574,090. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,880,848 and net unrealized depreciation from investments for those securities having an excess of cost over value of $21,454,938.

At February 28, 2011, the Fund had a capital loss carryforward of $74,532,319 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2012	$36,932,748
2014	$4,449,545
2015	$3,020,106
2016	$4,060,589
2017	$7,603,250
2018	$12,433,579
2019	$6,032,502

Under the recently Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2011, the Adviser voluntarily waived $325,340 of its fee.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $2,697 of its fee.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended August 31, 2011, FSSC received $18,087 of fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.99% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) May 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended August 31, 2011, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $133,031 and $0, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Semi-Annual Shareholder Report

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended August 31, 2011, the Adviser reimbursed $20,853. Transactions involving the affiliated holdings during the six months ended August 31, 2011, were as follows:

	Federated InterContinental Fund, Institutional Shares	Federated Prime Value Obligations Fund, Institutional Shares	Federated Max-Cap Index Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 2/28/2011	67,468	12,231,084	68,830	12,367,382
Purchases/Additions	5,751	71,117,291	30,628	71,153,670
Sales/Reductions	5,445	82,121,186	69,091	82,195,722
Balance of Shares Held 8/31/2011	67,774	1,227,189	30,367	1,325,330
Value	$3,098,650	$1,227,189	$383,834	$4,709,673
Dividend Income	$ —	$4,954	$3,524	$8,478

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended August 31, 2011, were as follows:

Purchases	$92,491,776
Sales	$60,795,886

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of August 31, 2011, there were no outstanding loans. During the six months ended August 31, 2011, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of August 31, 2011, there were no outstanding loans. During the six months ended August 31, 2011, the program was not utilized.

9. recent accounting pronouncements

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing,” specifically the criteria required to determine whether a repurchase Semi-Annual Shareholder Report agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-03 and its impact on the Fund's financial statements and the accompanying notes, net assets and results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-04 and its impact on the Fund's financial statements and the accompanying notes.

10. Subsequent events

On May 31, 2011, a supplement to the Fund's Prospectus and Statement of Additional Information was filed to indicate that the word “Institutional” will be removed from the Fund's Institutional Service Shares effective September 30, 2011.

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2011 to August 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 3/1/2011	Ending Account Value 8/31/2011	Expenses Paid During Period[1]
Actual	$1,000	$964.30	$4.89
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.16	$5.03
1	Expenses are equal to the Fund's annualized net expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period).
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2011

FEDERATed HIGH yIELD tRUST (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

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Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes Semi-Annual Shareholder Report were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated High Yield Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314197104

8092705 (10/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated High Yield Trust

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date October 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date October 21, 2011

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date October 21, 2011